Related Party Transactions	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS

The Company was a party to consulting agreements with each of the Sponsors pursuant to which each Sponsor provided the Company with ongoing consulting and management advisory services and received fees and reimbursement of related out of pocket expenses. On June 1, 2016, the agreements with each of the Sponsors were terminated. For the 39-week period ended October 1, 2016, the Company recorded $36 million in fees and expenses, including an aggregate termination fee of $31 million. For the 39-week period ended September 26, 2015, the Company recorded $8 million in fees and expenses, in the aggregate. All fees paid to the Sponsors, including the termination fees, are reported in Distribution, selling and administrative costs in the Consolidated Statements of Comprehensive Income (Loss). Investment funds or accounts managed or advised by an affiliate of KKR held approximately 1% of the Company’s outstanding debt as of October 1, 2016.

KKR Capital Markets LLC, an affiliate of KKR, received underwriter discounts and commissions of $5 million in connection with the Company’s IPO, described in Note 1, Overview and Basis of Presentation, and $1 million for services rendered in connection with the June 2016 USF debt refinancing transactions described in Note 10, Debt.

On January 8, 2016, the Company paid a $666 million, or $3.94 per share, one-time special cash distribution to its shareholders of record (including holders of unvested restricted shares) as of January 4, 2016, of which $657 million was paid to the Sponsors. The distribution was funded with cash on hand and approximately $314 million of additional borrowings under USF’s credit facilities. The Company has no current plans to pay future dividends on its common stock, and has never paid dividends on its common stock, other than the January 2016 one-time cash distribution. Any decision to declare and pay dividends in the future will be made at the sole discretion of our Board of Directors, and could be limited by USF debt covenants.

14.	RELATED PARTY TRANSACTIONS

The Company is a party to consulting agreements with each of the Sponsors, pursuant to which each Sponsor provides the Company with ongoing consulting and management advisory services and receives fees and reimbursements of related out of pocket expenses. For each of fiscal 2015, 2014 and 2013, the Company recorded $10 million in consulting fees, in the aggregate, reported as Distribution, selling and administrative costs in the Consolidated Statements of Comprehensive Income (Loss).

During fiscal 2013, the Company purchased approximately $12 million of food products from a former affiliate of KKR. During fiscal 2013, USF made payments to KKR Capital Markets LLC, an affiliate of KKR, of $2 million for services rendered in connection with certain debt refinancing transactions.

As discussed in Note 11, Debt, at January 2, 2016, investment funds or accounts managed or advised by an affiliate of KKR held less than 5% of the Company’s outstanding debt. In February 2015, USF repurchased $2 million of Senior Notes held by investment funds managed by KKR.